Basis of Presentation and General Information-Subsidiaries in Consolidation (Tables)	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Subsidiaries In Consolidation [Table Text Block]

Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	N/A	Piraeus Bank (ex CPB)
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	N/A	Piraeus Bank (ex CPB)
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank (ex CPB)
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	N/A	Piraeus Bank (ex CPB)
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	N/A	Piraeus Bank (ex CPB)
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank (ex CPB)
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	May 21, 2010	N/A	N/A
Maritime Fiesta Shipping Limited (2)	Liberia	August 14, 2007	Fiesta	May 21, 2010	January 29, 2013	DVB
Maritime Fantasy Shipping Limited (2)	Liberia	August 14, 2007	Pacific Fantasy	May 21, 2010	January 29, 2013	DVB
Maritime Fighter Shipping Limited (2)	Liberia	August 14, 2007	Pacific Fighter	May 21, 2010	January 29, 2013	DVB
Maritime Freeway Shipping Limited (2)	Liberia	August 14, 2007	Clipper Freeway	May 21, 2010	January 29, 2013	DVB
African Joy Shipping Limited (2)	British Virgin Islands	February 13, 2008	African Joy	May 21, 2010	N/A	UoB
African Glory Shipping Limited (2)	British Virgin Islands	October 24, 2007	African Glory	May 21, 2010	N/A	UoB
Asian Grace Shipping Limited (2)	British Virgin Islands	January 18, 2008	Asian Grace	May 21, 2010	N/A	UoB
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (4)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010	N/A

(1)      Subsidiaries wholly owned
(2)      Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (“MCS”)
(3)      Management company
(4)      Dormant company